NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED	12 Months Ended
Dec. 31, 2023
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

38. NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

Effective for annual periods beginning on or after January 1, 2024

●	Amendments to IAS 1, Classification of Liabilities as Current or Non-current and Non-Current Liabilities with Covenants

The amendments clarify the criteria for determining whether to classify a liability as current or non-current. Entity shall classify a liability as current when:

-	it expects to settle the liability in its normal operating cycle;
-	it holds the liability primarily for the purpose of trading;
-	the liability is due to be settled within twelve months after the reporting period; or
-	it does not have the right at the end of the reporting period to defer settlement of the liability for at least twelve months after the reporting period.

An entity’s right to defer settlement of a liability arising from a loan arrangement for at least twelve months after the reporting period may be subject to the entity complying with conditions specified in that loan arrangement (‘covenants’).  If an entity is required to comply with the covenant on or before the end of the reporting period. Such a covenant:

a.	affects whether the right exists at the end of the reporting period if an entity is required to comply with the covenant on or before the end of the reporting period. Such a covenant affects whether the right exists at the end of the reporting period even if compliance with the covenant is assessed only after the reporting period.
b.	do not affect whether that right exists at the end of the reporting period if an entity is required to comply with the covenant only after the reporting period.

Classification of a liability is unaffected by the likelihood that the entity will exercise its right to defer settlement of the liability for at least twelve months after the reporting period. An entity has to disclose information in the notes that enables users of financial statements to understand the risk that non-current liabilities with covenants could become repayable within twelve months.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.

●	Amendments to IFRS 16, Lease liability in a sale and leaseback

The amendment requires a seller-lessee to subsequently measure lease liabilities arising in a sale and leaseback transaction, to ensure the seller- lessee does not recognize any amount of the gain or loss that relates to the right-of-use it retains.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.

●	Amendments to IAS 7 and IFRS 7, Disclosures: Supplier Finance Arrangements

The amendments clarify the characteristics of supplier finance arrangements. Supplier finance arrangements are characterised by one or more finance providers offering to pay amounts an entity owes its suppliers and the entity agreeing to pay according to the terms and conditions of the arrangements at the same date as, or a date later than, suppliers are paid.

The amendments require an entity to disclose information about its supplier finance arrangements that enables users of financial statements to assess the effects of those arrangements on the entity’s liabilities and cash flows and on the entity’s exposure to liquidity risk.

An entity shall disclose in aggregate for its supplier finance arrangements including terms and conditions of the arrangements. However, an entity shall disclose separately the terms and conditions of arrangements that have dissimilar terms and conditions. An entity also disclose quantitative information on liabilities related to those arrangements as at the beginning and end of the reporting period and the type and effect of non-cash changes in the carrying amounts of those arrangements. In the context of quantitative liquidity risk disclosures required by IFRS 7, supplier finance arrangements are included as an example of other factors that might be relevant to disclose.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.

Effective for annual periods beginning on or after January 1, 2025

●	Amendments to IAS 21, Lack of exchangeability

The amendment to IAS 21 specifies how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking.

A currency is exchangeable into another currency when an entity is able to obtain the other currency within a time frame that allows for a normal administrative delay and through a market or exchange mechanism in which an exchange transaction would create enforceable rights and obligations.

An entity shall estimate the spot exchange rate at a measurement date when a currency is not exchangeable into another currency at that date. An entity’s objective in estimating the spot exchange rate is to reflect the rate at which an orderly exchange transaction would take place at the measurement date between market participants under prevailing economic conditions. When an entity estimates a spot exchange rate because a currency is not exchangeable into another currency, the entity shall disclose information that enables users of its financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial performance, financial position and cash flows.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.